Energy Infrastructure Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 3	$ 1
Revenue related to operating leases	200	229
Revenue related to its usa contract compression fleet	153	144
Selling profit (loss) on finance leases	$ 14	$ 3
Weighted average interest rate implicit	7.60%	7.60%
Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental equipment useful life	5 years
Bottom Of Range [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease maturity term	5 years
Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental equipment useful life	30 years
Top Of Range [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease maturity term	10 years
Cost Of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (10)	$ (10)
Cost Of Goods Sold [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (108)	$ (111)